Tangible Fixed Assets and Vessels Under Construction (Tables)	6 Months Ended
Jun. 30, 2022
Tangible Fixed Assets and Vessels Under Construction
Schedule of movements in tangible fixed assets and vessels under construction

		Office property	Total
		and other	tangible fixed	Vessels under
	Vessels	tangible assets	assets	construction
Cost
As of January 1, 2022	6,265,547	37,219	6,302,766	33,916
Additions	1,406	3,438	4,844	113,843
Disposal	(206,718)	—	(206,718)	—
Transfer under Vessels held for sale	(324,034)	—	(324,034)	—
Fully amortized fixed assets	—	(152)	(152)	—
As of June 30, 2022	5,736,201	40,505	5,776,706	147,759

Accumulated depreciation and Impairment loss
As of January 1, 2022	1,293,264	6,673	1,299,937	10,977
Depreciation	85,517	373	85,890	—
Disposal	(56,136)	—	(56,136)	—
Transfer under Vessels held for sale	(210,599)	—	(210,599)	—
Impairment loss	56,911	—	56,911	—
Fully amortized fixed assets	—	(152)	(152)	—
As of June 30, 2022	1,168,957	6,894	1,175,851	10,977

Net book value
As of December 31, 2021	4,972,283	30,546	5,002,829	22,939
As of June 30, 2022	4,567,244	33,611	4,600,855	136,782

Schedule of new buildings on order

	Date of	Estimated	Cargo Capacity
LNG Carrier	agreement	delivery	cbm
Hull No. 2532	November 2021	Q3 2024	174,000
Hull No. 2533	November 2021	Q3 2024	174,000
Hull No. 2534	November 2021	Q3 2025	174,000
Hull No. 2535	November 2021	Q4 2025	174,000